GENERAL	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1 – GENERAL:

a.

Odysight.ai Inc (the “Company”), formerly known as ScoutCam Inc., was incorporated under the laws of the State of Nevada on March 22, 2013.

The Company’s wholly owned subsidiary, Odysight.ai Ltd (“Odysight.ai”), formerly known as ScoutCam Ltd., was incorporated in the State of Israel on January 3, 2019, and was merged into the Company on December 31, 2019, in a share exchange transaction, following which the surviving operations of the merged entity were the operations of Odysight.ai.

On February 28, 2024, D. VIEW Ltd., a wholly owned subsidiary of the Company, was incorporated in the State of Israel to act as a local representative for the defense market in Israel.

The Company, through its subsidiaries, provides image-based platform solutions for the Predictive Maintenance (PdM) and Condition Based Monitoring (CBM) markets with its visualization and AI platform. The Company’s video sensor-based platform provides solutions for critical systems in the aviation, transportation, and energy industries. Its video-based sensors, embedded software, and AI algorithms are deployed in hard-to-reach locations and harsh environments across a variety of PdM and CBM use cases and allow maintenance and operations teams visibility into areas which are inaccessible under normal operation, or where the operating ambience is not suitable for continuous real-time monitoring. Some of the Company’s products utilize micro visualization technology in medical devices for minimally invasive medical procedures.

ODYSIGHT.AI INC. (Formerly known as ScoutCam Inc.)

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 – GENERAL (continued):

b.	Since the incorporation of Odysight.ai and through September 30, 2024, the Company accumulated a deficit of approximately $42.4 million and its activities have been funded mainly by its shareholders. The Company’s management believes the Company’ cash and cash resources as of September 30, 2024 will allow the Company to fund its operating plan through at least the next 12 months from the filing date of these consolidated financial statements. However, the Company expects to continue to incur significant research and development and other costs related to its ongoing operations, requiring the Company to obtain additional funding in order to continue its future operations until becoming profitable.

 NOTE 1 – GENERAL:

a.

Odysight.ai Inc (the “Company”), formerly known as ScoutCam Inc., was incorporated under the laws of the State of Nevada on March 22, 2013. Prior to the closing of the Exchange Agreement (as defined below), the Company was a non-operating “shell company”.

On June 5, 2023, the Company filed with the Nevada Secretary of State a Certificate of Amendment to the Registrant’s Articles of Incorporation to change its name from “ScoutCam Inc.” to “Odysight.ai Inc.”, effective June 5, 2023.

The Company’s wholly owned subsidiary, Odysight.ai Ltd (“Odysight.ai”), formerly known as ScoutCam Ltd., was formed in the State of Israel on January 3, 2019, as a wholly-owned subsidiary of Medigus Ltd. (“Medigus”), an Israeli company traded on the Nasdaq Capital Market, and commenced operations on March 1, 2019.

In December 2019, Medigus and Odysight.ai consummated an asset transfer agreement, under which Medigus transferred and assigned certain assets and intellectual property rights related to its miniaturized imaging business to Odysight.ai.

On December 30, 2019, the Company and Medigus consummated a securities exchange agreement (the “Exchange Agreement”), pursuant to which Medigus delivered 100% of its holdings in Odysight.ai to the Company in exchange for shares of the Company’s common stock representing 60% of the issued and outstanding share capital of the Company immediately upon the consummation of the Exchange Agreement.

During 2020-2023 Medigus decreased its holdings in the Company such that as of March 31, 2023, Medigus owned 18.45% of the Company’s outstanding common stock. On June 1, 2023, Medigus sold all of its holdings in the Company to existing shareholders and to Chairman of the Board and CEO of the Company.

On February 28, 2024, D. VIEW Ltd. was formed in the State of Israel, wholly owned by Odysight.ai Inc., to act as a local agent for the defense market in Israel.

The Company, through Odysight.ai, provides image-based platforms. Through the use of its proprietary visualization technology, Odysight.ai offers solutions across predictive maintenance and condition-based monitoring markets, in sectors such as energy, automotive and aviation. Odysight.ai’s solutions are based on small and highly resilient cameras, specialized AI analysis and supplementary technologies. Some of the Company’s products utilize micro visualization technology in medical devices for minimally invasive medical procedures.

b.	Since incorporation of Odysight.ai and through December 31, 2023, the Company accumulated a deficit of approximately $34.2 million and its activities have been funded mainly by its shareholders. The Company’s management believes the Company’ cash and cash resources will allow the Company to fund its operating plan through at least the next 12 months from the filing date of these Consolidated Financial Statements. However, the Company expects to continue to incur significant research and development and other costs related to its ongoing operations, requiring the Company to obtain additional funding in order to continue its future operations until becoming profitable.

c.	On October 7, 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets, which led Israel to formally declare war on Hamas the next day. The war is ongoing as of the issuance date of these financial statements. At this stage, the Company does not expect substantial impact of the above-described events on its operations.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS